Revenue - Additional information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Impairment losses on receivables arising from contracts with customers	₨ 0	₨ 1,001	₨ 163
Cost overruns recognized from contracts with customers	102	0	641
Cost over-runs recognized from contracts with customers pending approval	3,477	3,578	3,578
Revenue from contracts with customers	96,134	81,097	78,223
Operating lease income included in revenue from contracts with customers	929	222	0
Revenue recognized from cost over runs	₨ 99	₨ 110	₨ 321